CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Activities
Net income (loss) from continuing operations	$ (1,001)	$ (1,927)	$ (983)
Net income (loss) from discontinued operations	0	0	3,812
Net income (loss)	(1,001)	(1,927)	2,829
Adjusted for the following items:
Equity accounted earnings, net of distributions	8	10	18
Impairment expense, net	0	691	609
Depreciation and amortization expense	718	780	1,024
(Gain) loss on dispositions, net	0	0	(4,003)
Provisions and other items	(579)	672	(129)
Deferred income tax expense (recovery)	(77)	(198)	(144)
Remeasurement of exchangeable and class B shares	831	208	264
Changes in non-cash working capital, net	42	(347)	(330)
Cash from (used in) operating activities	(58)	(111)	138
Financing Activities
Proceeds from non-recourse borrowings in subsidiaries of the company	694	1,571	2,578
Repayment of non-recourse borrowings in subsidiaries of the company	(723)	(1,230)	(3,052)
Proceeds from other financing	11	82	92
Repayment of other financing	(55)	(112)	(125)
Lease liability repayment	(67)	(71)	(107)
Capital provided by others who have interests in operating subsidiaries	217	15	1,185
Repurchases of exchangeable shares	(108)	0	0
Distributions to exchangeable shareholders	(18)	(18)	(18)
Proceeds received from loan with Brookfield Business Partners	135	581	201
Repayment and issuance of loans with Brookfield Business Partners	(73)	(3)	(1,641)
Distributions and capital paid to others who have interests in operating subsidiaries	(14)	(18)	(3,039)
Cash from (used in) financing activities	(1)	797	(3,926)
Acquisitions
Subsidiaries, net of cash acquired	0	(35)	0
Property, plant and equipment and intangible assets	(256)	(297)	(634)
Equity accounted investments	(12)	0	0
Financial assets and other	(1)	(14)	(2)
Dispositions
Subsidiaries, net of cash disposed	(53)	3	4,406
Property, plant and equipment and intangible assets	13	1	19
Equity accounted investments	0	0	7
Financial assets and other	20	2	3
Net settlement of derivative assets and liabilities	(2)	(3)	(13)
Restricted cash and deposits	(3)	8	1
Cash from (used in) investing activities	(294)	(335)	3,787
Cash and cash equivalents
Change during the period	(353)	351	(1)
Impact of foreign exchange	55	(115)	37
Balance, beginning of year	1,008	772	736
Balance, end of year	$ 710	$ 1,008	$ 772